CONSOLIDATED STATEMENTS OF STOCKHOLDERS? EQUITY (DEFICIT) (Parentheticals) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 29, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Stock surrendered (in shares)	3,500,000
Unissued (in shares)			21,256	16,441
Forward purchase contract
Proceeds from issuance of equity	$ 25,000		$ 25,000
Five-year Public Warrants
Warrants transferred (in shares)		351,585
5-Year Private Warrants
Warrant addition			$ 12,185
Warrants transferred (in shares)			351,585
2.0 Lien Notes to common stock
Stock surrendered (in shares)			3,511,820